Long-Term Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long Term Debt Maturities Repayments Of Principal [Line Items]
2016	$ 8,405
2017	8,389
2018	8,389
2019	8,389
2020	7,000
Thereafter	1,774,000
Total	$ 1,814,572	$ 1,822,997